UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			May 8, 2012
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		68
Form 13F Information Table Value Total:		94758
List of Other Included Managers:		NONE


NAME OF ISSUER		   TITLE OF CLASS	CUSIP	  	VALUE 	SHARES/   SH/	PUT/	INVSTMT	 OTHER	  VOTING AUTHORITY
			                                       (x$1000) PRN AMT   PRN	CALL	DSCRETN	 MANAGERS SOLE	SHARED	NONE
3M Co                            COM		88579Y101	1254	14060	  SH 		SOLE		  14060
Abbott Laboratories              COM		002824100	3311	54021	  SH 		SOLE		  54021
Air Products & Chemicals Inc     COM		009158106	2539	27660	  SH 		SOLE		  27660
Amgen Inc.                       COM		031162100	201	2950	  SH 		SOLE		  2950
Anadarko Petroleum Corp          COM		032511107	108	1380	  SH 		SOLE		  1380
Apache Corp                      COM		037411105	3055	30416	  SH 		SOLE		  30416
Apple Computer Inc               COM		037833100	1875	3127	  SH		SOLE		  3127
Applied Materials Inc            COM		038222105	1652	132760	  SH 		SOLE		  132760
AT&T Inc.                        COM		00206R102	131	4197	  SH 		SOLE		  4197
Automatic Data Processing Inc    COM		053015103	2279	41291	  SH 		SOLE		  41291
Baker Hughes Inc                 COM		057224107	434	10359	  SH 		SOLE		  10359
Baxter International             COM		071813109	1881	31465	  SH 		SOLE		  31465
Biogen Idec Inc                  COM		09062X103	189	1500	  SH 		SOLE		  1500
BlackRock Inc                    COM		09247X101	197	960	  SH 		SOLE		  960
Bunge Ltd                        COM		G16962105	202	2950	  SH 		SOLE		  2950
Caterpillar Inc                  COM		149123101	113	1060	  SH		SOLE		  1060
Celgene Corp                     COM		151020104	110	1415	  SH		SOLE		  1415
Charles Riv Laboratories Intl    COM		159864107	127	3525	  SH		SOLE		  3525
Church & Dwight Co Inc           COM		171340102	3016	61320	  SH 		SOLE		  61320
Cia De Bebidas Prf Adr    SPONS ADR PFD		20441W203	674	16300	  SH		SOLE		  16300
CLARCOR Inc                      COM		179895107	2018	41100	  SH 		SOLE		  41100
Coca Cola                        COM		191216100	169	2285	  SH 	 	SOLE		  2285
Disney Walt Co               COM DISNEY		254687106	312	7129	  SH 		SOLE		  7129
Dominion Res Inc                 COM		25746U109	1256	24531	  SH 		SOLE		  24531
Du Pont E I De Nemours & Co      COM		263534109	1213	22925	  SH 		SOLE		  22925
Duke Energy Corp.                COM		26441C105	715	34051	  SH 		SOLE		  34051
Emerson Electric Co              COM		291011104	2145	41099	  SH 		SOLE		  41099
Exxon Mobil Corporation          COM		30231G102	3236	37310	  SH 		SOLE		  37310
Fiserv Inc                       COM		337738108	3600	51885	  SH 		SOLE		  51885
General Electric                 COM		369604103	822	40971	  SH 		SOLE		  40971
Google Inc Class A               CL A		38259P508	114	178	  SH		SOLE		  178
Hewlett-Packard Company          COM		428236103	195	8202	  SH 		SOLE		  8202
Huntington Ingalls Inds          COM		446413106	146	3638	  SH		SOLE		  3638
inContact, Inc.                  COM		45336E109	167	30000	  SH		SOLE		  30000
Intel Corp                       COM		458140100	2698	95955	  SH 		SOLE		  95955
International Business Machine   COM		459200101	877	4205	  SH 		SOLE		  4205
iShares GS Investo      IBOXX INV CPBD 		464287242	727	6290	  SH 		SOLE		  6290
iShares MSCI EAFE Index MSCI EAFE INDEX		464287465	3601	65613	  SH 		SOLE		  65613
Johnson & Johnson                COM		478160104	2933	44471	  SH 		SOLE		  44471
JP Morgan Chase & Co             COM		46625H100	507	11026	  SH 		SOLE		  11026
Medtronic Inc                    COM		585055106	1396	35622	  SH 		SOLE		  35622
Merck & Co Inc                   COM		58933Y105	148	3842	  SH 		SOLE		  3842
Microsoft Corp                   COM		594918104	2087	64688	  SH 		SOLE		  64688
Northrop Grumman Corp            COM		666807102	1588	26000	  SH 		SOLE		  26000
Pepsico                          COM		713448108	5309	80017	  SH 		SOLE		  80017
Pfizer                           COM		717081103	153	6769	  SH		SOLE		  6769
Procter & Gamble Co              COM		742718109	3143	46770	  SH 		SOLE		  46770
Qualcomm Inc                     COM		747525103	4249	62437	  SH 		SOLE		  62437
Reliance Steel & Aluminum        COM		759509102	1694	30000	  SH 		SOLE		  30000
Royal Dutch Shell B Adrf      SPON ADR B	780259107	781	11060	  SH		SOLE		  11060
S&P 500 Depository Receipts    TR UNIT	  	78462F103	5047	35841	  SH 		SOLE		  35841
S&P MidCap SPDRs              UNIT SER 1	78467Y107	102	567	  SH 		SOLE		  567
Schlumberger Ltd                 COM		806857108	1604	22933	  SH 		SOLE		  22933
State Street                     COM		857477103	1540	33841	  SH 		SOLE		  33841
Statoil ASA ADR           SPONSORED ADR		85771P102	1815	66932	  SH 		SOLE		  66932
Stryker Corp                     COM		863667101	2050	36945	  SH 		SOLE		  36945
Sysco Corporation                COM		871829107	245	8190	  SH 		SOLE		  8190
Target Corporation               COM		87612E106	423	7255	  SH 		SOLE		  7255
Teva Pharm Inds Ltd Adrf         ADR		881624209	1706	37864	  SH 		SOLE		  37864
Thermo Fisher SCientific	 COM		883556102       1057    18745     SH            SOLE              18745
Time Warner Inc                COM NEW		887317303	111	2928	  SH 		SOLE		  2928
Toronto Dominion Bank New      COM NEW		891160509	2409	28360	  SH 		SOLE		  28360
U S Bancorp Del New            COM NEW		902973304	1245	39315	  SH 		SOLE		  39315
Union Pacific Corp               COM		907818108	112	1038	  SH 		SOLE		  1038
Vodafone Group Plc ADR    SPONS ADR NEW		92857W209	132	4755	  SH 		SOLE		  4755
Wal-Mart Stores Inc              COM		931142103	1056	17257	  SH 		SOLE		  17257
Walgreen Co                      COM		931422109	2142	63972	  SH 		SOLE		  63972
Xilinx Inc                       COM		983919101	615	16860	  SH 		SOLE		  16860